Cover	Oct. 26, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 26, 2021
Entity File Number	000-02396
Entity Registrant Name	BRIDGFORD FOODS CORPORATION
Entity Central Index Key	0000014177
Entity Tax Identification Number	95-1778176
Entity Incorporation, State or Country Code	CA
Entity Address, Address Line One	1308 N. Patt Street
Entity Address, City or Town	Anaheim
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92801
City Area Code	(714)
Local Phone Number	526-5533
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	BRID
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not applicable